Structured entities - Total assets of consolidated structured entities by entity type (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 2,521,771	$ 2,374,986	$ 2,409,656
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets	12,900	15,800
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets	4,800	5,700
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets	7,000	4,800
Other
Disclosure of information about consolidated structured entities [line items]
Total assets	3,200	3,700
Total
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 27,900	$ 30,000